UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic
Dividend & Income Fund

February 28, 2010

1.814104.105

SDI-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.9%
	Principal Amount	Value
Convertible Bonds - 11.2%
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
ArvinMeritor, Inc. 4% 2/15/27	$ 2,150,000	$ 1,677,000
BorgWarner, Inc. 3.5% 4/15/12	230,000	298,517
TRW Automotive, Inc. 3.5% 12/1/15 (f)	60,000	68,982
		2,044,499
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16	300,000	425,790
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	350,000	370,781
International Game Technology 3.25% 5/1/14 (f)	40,000	46,700
Morgans Hotel Group Co. 2.375% 10/15/14	200,000	136,125
Wyndham Worldwide Corp. 3.5% 5/1/12	270,000	501,282
		1,054,888
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	340,000	595,425
Media - 0.0%
Virgin Media, Inc. 6.5% 11/15/16 (f)	190,000	224,504
Specialty Retail - 0.3%
Group 1 Automotive, Inc. 2.25% 6/15/36 (d)	1,050,000	817,425
RadioShack Corp. 2.5% 8/1/13 (f)	90,000	99,220
Sonic Automotive, Inc. 5% 10/1/29	1,410,000	1,480,782
		2,397,427
TOTAL CONSUMER DISCRETIONARY		6,742,533
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	470,000	499,986
Food & Staples Retailing - 0.3%
Rite Aid Corp. 8.5% 5/15/15	2,110,000	2,128,463
Food Products - 0.0%
Tyson Foods, Inc. 3.25% 10/15/13	50,000	59,781
TOTAL CONSUMER STAPLES		2,688,230
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Exterran Holdings, Inc. 4.25% 6/15/14	$ 1,000,000	$ 1,193,000
Schlumberger Ltd. 2.125% 6/1/23	360,000	549,486
		1,742,486
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	50,000	56,085
Chesapeake Energy Corp.:
2.25% 12/15/38	1,070,000	789,125
2.5% 5/15/37	1,360,000	1,184,152
2.75% 11/15/35	850,000	840,990
James River Coal Co. 4.5% 12/1/15 (f)	110,000	98,417
Peabody Energy Corp. 4.75% 12/15/66	260,000	266,500
Pioneer Natural Resources Co. 2.875% 1/15/38	300,000	317,625
Quicksilver Resources, Inc. 1.875% 11/1/24	690,000	805,989
Western Refining, Inc. 5.75% 6/15/14	680,000	497,284
		4,856,167
TOTAL ENERGY		6,598,653
FINANCIALS - 0.7%
Capital Markets - 0.2%
Janus Capital Group, Inc. 3.25% 7/15/14	710,000	813,660
Jefferies Group, Inc. 3.875% 11/1/29	550,000	545,765
		1,359,425
Diversified Financial Services - 0.3%
KKR Financial Holdings LLC 7.5% 1/15/17	240,000	262,080
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	1,900,000	1,800,250
		2,062,330
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc.:
3.7% 1/15/27 (f)	440,000	419,980
8% 4/15/29 (f)	190,000	311,372
Health Care REIT, Inc. 4.75% 12/1/26	460,000	497,375
Ventas, Inc. 3.875% 11/15/11 (f)	140,000	157,675
		1,386,402
TOTAL FINANCIALS		4,808,157
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 3.3%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	$ 760,000	$ 750,025
0.375% 2/1/13	850,000	850,000
Cephalon, Inc.:
2% 6/1/15	500,000	760,650
2.5% 5/1/14	370,000	431,605
Gilead Sciences, Inc.:
0.5% 5/1/11	90,000	113,625
0.625% 5/1/13	350,000	457,170
Protein Design Labs, Inc. 2% 2/15/12	120,000	114,825
		3,477,900
Health Care Equipment & Supplies - 1.2%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	370,000	416,731
2.5% 12/15/36	1,810,000	2,038,603
Hologic, Inc. 2% 12/15/37 (d)	120,000	102,600
Invacare Corp. 4.125% 2/1/27	40,000	49,375
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,340,000
3% 5/15/16	90,000	97,650
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	140,000	145,460
Medtronic, Inc. 1.625% 4/15/13	590,000	610,650
		7,801,069
Health Care Providers & Services - 0.7%
Chemed Corp. 1.875% 5/15/14	80,000	72,528
Laboratory Corp. of America Holdings 0% 9/11/21	2,210,000	2,180,828
LifePoint Hospitals, Inc. 3.5% 5/15/14	2,170,000	1,984,248
Lincare Holdings, Inc. 2.75% 11/1/37	260,000	280,670
		4,518,274
Life Sciences Tools & Services - 0.4%
Invitrogen Corp.:
1.5% 2/15/24	990,000	1,147,212
2% 8/1/23	340,000	508,402
3.25% 6/15/25	970,000	1,138,586
		2,794,200
Pharmaceuticals - 0.5%
Biovail Corp. 5.375% 8/1/14	2,310,000	2,754,675
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.:
1.25% 3/15/12	$ 340,000	$ 360,230
3.75% 9/15/15 (f)	340,000	584,588
		3,699,493
TOTAL HEALTH CARE		22,290,936
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 2.75% 9/15/11	760,000	774,250
Airlines - 0.2%
AirTran Holdings, Inc. 5.25% 11/1/16	50,000	51,813
AMR Corp. 6.25% 10/15/14	100,000	115,890
Continental Airlines, Inc. 4.5% 1/15/15	360,000	439,200
JetBlue Airways Corp.:
Series C 6.75% 10/15/39	150,000	198,915
Series D 6.75% 10/15/39	150,000	201,195
UAL Corp. 4.5% 6/30/21	210,000	195,825
		1,202,838
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	10,000	11,356
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14 (f)	450,000	494,627
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	30,000	46,109
MasTec, Inc. 4.25% 12/15/14 (f)	610,000	661,850
Quanta Services, Inc. 3.75% 4/30/26	190,000	199,263
		907,222
Electrical Equipment - 0.0%
General Cable Corp.:
0.875% 11/15/13	270,000	225,281
4.5% 11/15/29 (d)	113,000	101,158
		326,439
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	210,000	349,482
Machinery - 0.3%
Actuant Corp. 2% 11/15/23	120,000	125,700
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
AGCO Corp.:
1.25% 12/15/36	$ 320,000	$ 339,200
1.75% 12/31/33	70,000	108,472
Barnes Group, Inc.:
3.375% 3/15/27	220,000	191,400
3.75% 8/1/25	190,000	191,900
Danaher Corp. 0% 1/22/21	400,000	432,750
Terex Corp. 4% 6/1/15	90,000	125,109
Titan International, Inc. 5.625% 1/15/17 (f)	270,000	278,883
		1,793,414
Road & Rail - 0.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	270,000	362,475
Trading Companies & Distributors - 0.1%
United Rentals, Inc. 4% 11/15/15	970,000	906,950
WESCO International, Inc. 6% 9/15/29	49,000	62,353
		969,303
TOTAL INDUSTRIALS		7,191,406
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.9%
CommScope, Inc. 3.25% 7/1/15	3,660,000	4,199,850
L-3 Communications Corp. 3% 8/1/35	510,000	532,313
Lucent Technologies, Inc. 2.875% 6/15/25	630,000	529,594
Powerwave Technologies, Inc.:
1.875% 11/15/24	560,000	482,650
3.875% 10/1/27	220,000	140,906
		5,885,313
Computers & Peripherals - 0.4%
EMC Corp.:
1.75% 12/1/11	850,000	1,021,148
1.75% 12/1/13	1,040,000	1,281,800
Maxtor Corp. 2.375% 8/15/12	260,000	325,936
		2,628,884
Electronic Equipment & Components - 0.2%
Anixter International, Inc.:
0% 7/7/33	310,000	199,950
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Anixter International, Inc.: - continued
1% 2/15/13	$ 60,000	$ 54,338
Itron, Inc. 2.5% 8/1/26	880,000	1,036,750
SYNNEX Corp. 4% 5/15/18 (f)	130,000	153,088
		1,444,126
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	790,000	1,052,833
VeriSign, Inc. 3.25% 8/15/37	100,000	88,150
		1,140,983
IT Services - 0.4%
CACI International, Inc. 2.125% 5/1/14	2,380,000	2,510,900
CSG Systems International, Inc. 3% 3/1/17 (f)	450,000	460,350
VeriFone Holdings, Inc. 1.375% 6/15/12	110,000	98,038
		3,069,288
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 6% 5/1/15	590,000	543,567
Amkor Technology, Inc. 6% 4/15/14 (f)	290,000	631,852
Intel Corp.:
2.95% 12/15/35	720,000	687,600
3.25% 8/1/39 (f)	790,000	886,815
Linear Technology Corp. 3% 5/1/27	320,000	304,800
Microchip Technology, Inc. 2.125% 12/15/37	320,000	306,200
Micron Technology, Inc.:
1.875% 6/1/14	300,000	269,625
4.25% 10/15/13	140,000	268,800
		3,899,259
Software - 0.2%
Informatica Corp. 3% 3/15/26	560,000	741,048
Symantec Corp.:
0.75% 6/15/11	100,000	104,350
1% 6/15/13	460,000	488,612
		1,334,010
TOTAL INFORMATION TECHNOLOGY		19,401,863
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
MATERIALS - 0.3%
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	$ 590,000	$ 548,700
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.25% 6/1/14	210,000	274,722
Newmont Mining Corp.:
1.625% 7/15/17	400,000	510,960
3% 2/15/12	80,000	99,168
Placer Dome, Inc. 2.75% 10/15/23	150,000	234,375
		1,119,225
Paper & Forest Products - 0.0%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	340,000	382,194
TOTAL MATERIALS		2,050,119
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Time Warner Telecom, Inc. 2.375% 4/1/26	450,000	473,625
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. 4.5% 7/15/14	2,310,000	1,989,603
NII Holdings, Inc. 3.125% 6/15/12	290,000	268,250
		2,257,853
TOTAL TELECOMMUNICATION SERVICES		2,731,478
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	457,188
5.5% 6/15/29	170,000	201,450
		658,638
TOTAL CONVERTIBLE BONDS		75,162,013
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 1.7%
FINANCIALS - 1.3%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	$ 3,000,000	$ 2,740,494
Lehman Brothers Holdings, Inc. 1.0844% (c)(g)	1,000,000	2,500
		2,742,994
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,640,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	903,669
Wells Fargo Capital XIII 7.7% (g)	2,000,000	1,950,000
		4,493,669
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (g)	2,000,000	1,595,000
TOTAL FINANCIALS		8,831,663
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,000,000	2,767,500
TOTAL NONCONVERTIBLE BONDS		11,599,163
TOTAL CORPORATE BONDS (Cost $82,506,120)		86,761,176
Common Stocks - 65.0%
	Shares
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.9%
BorgWarner, Inc.	17,500	655,550
Gentex Corp.	43,300	840,453
Johnson Controls, Inc.	70,500	2,192,550
Modine Manufacturing Co. (a)	67,000	629,800
Tenneco, Inc. (a)	23,300	469,728
The Goodyear Tire & Rubber Co. (a)	93,000	1,208,070
		5,996,151
Diversified Consumer Services - 0.2%
Regis Corp.	65,500	1,082,715
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.6%
Darden Restaurants, Inc.	11,700	$ 474,435
Home Inns & Hotels Management, Inc. sponsored ADR (a)	11,500	386,055
Las Vegas Sands Corp. unit	4,270	1,212,680
Starwood Hotels & Resorts Worldwide, Inc.	21,800	843,660
WMS Industries, Inc. (a)	13,000	493,090
Wyndham Worldwide Corp.	35,400	813,846
		4,223,766
Household Durables - 2.9%
Black & Decker Corp.	26,100	1,891,467
D.R. Horton, Inc.	82,613	1,021,097
KB Home	273,375	4,450,545
La-Z-Boy, Inc. (a)	15,500	195,455
Lennar Corp. Class A	269,600	4,424,136
M/I Homes, Inc. (a)	5,600	71,960
Newell Rubbermaid, Inc.	96,400	1,325,500
Pulte Homes, Inc. (a)	380,435	4,120,111
Ryland Group, Inc.	95,500	2,166,895
		19,667,166
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	14,700	353,976
Madison Square Garden, Inc. Class A (a)	3,675	71,663
McGraw-Hill Companies, Inc.	30,400	1,039,680
The Walt Disney Co.	104,600	3,267,704
Time Warner Cable, Inc.	31,000	1,447,390
Virgin Media, Inc.	134,857	2,184,683
		8,365,096
Multiline Retail - 0.3%
Target Corp.	41,500	2,138,080
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	18,800	767,040
Best Buy Co., Inc.	24,100	879,650
Gymboree Corp. (a)	23,800	1,035,300
Staples, Inc.	61,600	1,586,816
		4,268,806
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	23,200	$ 1,854,376
VF Corp.	21,200	1,640,456
		3,494,832
TOTAL CONSUMER DISCRETIONARY		49,236,612
CONSUMER STAPLES - 2.0%
Beverages - 0.3%
Carlsberg AS Series B	2,775	214,286
Dr Pepper Snapple Group, Inc.	59,600	1,892,300
		2,106,586
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	27,200	918,000
Kroger Co.	30,500	674,050
Safeway, Inc.	39,000	971,880
Wal-Mart Stores, Inc.	27,500	1,486,925
		4,050,855
Food Products - 0.4%
B&G Foods, Inc. Class A	96,900	902,139
Ralcorp Holdings, Inc. (a)	28,900	1,930,809
		2,832,948
Household Products - 0.5%
Energizer Holdings, Inc. (a)	14,400	834,480
Procter & Gamble Co.	41,200	2,607,136
		3,441,616
Personal Products - 0.2%
Avon Products, Inc.	34,400	1,047,136
USANA Health Sciences, Inc. (a)	2,400	66,456
		1,113,592
TOTAL CONSUMER STAPLES		13,545,597
ENERGY - 6.7%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	61,600	2,951,872
Ensco International Ltd. ADR	37,400	1,651,958
National Oilwell Varco, Inc.	54,700	2,377,809
Pride International, Inc. (a)	53,300	1,491,334
Schlumberger Ltd.	46,660	2,850,926
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. (a)	9,500	$ 758,290
Weatherford International Ltd. (a)	87,100	1,453,699
		13,535,888
Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp.	71,000	2,849,940
Chesapeake Energy Corp.	95,400	2,534,778
Frontier Oil Corp.	29,700	367,983
Marathon Oil Corp.	46,300	1,340,385
Noble Energy, Inc.	22,800	1,656,192
Occidental Petroleum Corp.	58,400	4,663,240
Petrohawk Energy Corp. (a)	79,000	1,690,600
Plains Exploration & Production Co. (a)	33,400	1,095,854
Range Resources Corp.	32,700	1,654,947
Royal Dutch Shell PLC:
Class A sponsored ADR	67,800	3,711,372
Class B ADR	114,500	6,024,990
Southwestern Energy Co. (a)	74,800	3,182,740
Suncor Energy, Inc.	23,704	685,045
		31,458,066
TOTAL ENERGY		44,993,954
FINANCIALS - 27.0%
Capital Markets - 1.1%
Bank of New York Mellon Corp.	62,000	1,768,240
Morgan Stanley	193,600	5,455,648
		7,223,888
Commercial Banks - 3.1%
City National Corp.	8,400	419,328
Comerica, Inc.	49,800	1,796,784
Huntington Bancshares, Inc.	338,190	1,626,694
KeyCorp	134,445	961,282
National Penn Bancshares, Inc.	54,300	374,127
PNC Financial Services Group, Inc.	40,824	2,194,698
Regions Financial Corp.	43,600	294,300
SunTrust Banks, Inc.	42,700	1,016,687
SVB Financial Group (a)	9,000	401,040
U.S. Bancorp, Delaware	113,600	2,795,696
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	291,700	$ 7,975,078
Wilmington Trust Corp., Delaware	47,900	690,718
		20,546,432
Consumer Finance - 0.7%
American Express Co.	92,900	3,547,851
Capital One Financial Corp.	26,300	992,825
Discover Financial Services	23,600	322,140
		4,862,816
Diversified Financial Services - 4.5%
Bank of America Corp.	913,037	15,211,187
Citigroup, Inc.	859,900	2,923,660
JPMorgan Chase & Co.	270,194	11,340,042
Moody's Corp.	28,200	750,684
		30,225,573
Insurance - 1.9%
Arch Capital Group Ltd. (a)	11,700	865,566
Assured Guaranty Ltd.	18,600	392,460
Axis Capital Holdings Ltd.	92,218	2,900,256
Lincoln National Corp.	119,694	3,013,895
Platinum Underwriters Holdings Ltd.	46,500	1,738,635
The Travelers Companies, Inc.	36,900	1,940,571
XL Capital Ltd. Class A	95,300	1,741,131
		12,592,514
Real Estate Investment Trusts - 14.5%
Acadia Realty Trust (SBI)	115,900	1,939,007
Alexandria Real Estate Equities, Inc.	32,900	2,027,298
Apartment Investment & Management Co. Class A	154,984	2,586,683
Associated Estates Realty Corp.	26,700	330,546
AvalonBay Communities, Inc.	13,375	1,088,993
Boston Properties, Inc.	36,394	2,472,244
Brandywine Realty Trust (SBI)	118,400	1,327,264
Camden Property Trust (SBI)	19,800	792,990
CBL & Associates Properties, Inc.	390,620	4,644,472
Cedar Shopping Centers, Inc.	15,600	102,804
Chesapeake Lodging Trust (a)	10,100	201,798
Corporate Office Properties Trust (SBI)	59,300	2,184,019
Developers Diversified Realty Corp.	147,353	1,563,415
DiamondRock Hospitality Co.	275,783	2,465,500
Digital Realty Trust, Inc. (e)	74,200	3,827,236
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP	50,327	$ 558,630
Education Realty Trust, Inc.	115,000	626,750
Equity Residential (SBI)	99,845	3,602,408
Essex Property Trust, Inc. (e)	33,300	2,860,470
First Industrial Realty Trust, Inc. (a)(e)	84,000	464,520
HCP, Inc.	106,864	3,075,546
Healthcare Realty Trust, Inc.	58,040	1,212,456
Highwoods Properties, Inc. (SBI)	65,982	1,916,777
Home Properties, Inc.	11,900	545,020
Host Hotels & Resorts, Inc. (a)	102,883	1,204,760
Kimco Realty Corp.	145,212	2,016,995
Kite Realty Group Trust	147,030	604,293
Mid-America Apartment Communities, Inc.	20,300	1,054,382
National Health Investors, Inc.	22,500	783,225
Omega Healthcare Investors, Inc.	38,700	734,139
Piedmont Office Realty Trust, Inc. Class A	28,100	470,675
Plum Creek Timber Co., Inc. (e)	59,514	2,126,435
Potlatch Corp.	52,230	1,724,635
ProLogis Trust	404,565	5,214,843
Public Storage	64,336	5,287,776
Rayonier, Inc.	7,604	316,098
Simon Property Group, Inc.	135,063	10,574,082
SL Green Realty Corp.	90,600	4,626,036
Sunstone Hotel Investors, Inc. (a)	337,691	3,018,958
The Macerich Co. (e)	95,624	3,408,039
U-Store-It Trust	289,892	1,887,197
Ventas, Inc.	130,700	5,775,633
Vornado Realty Trust	68,528	4,503,660
		97,748,707
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	404,700	5,342,040
Forest City Enterprises, Inc. Class A (a)	48,200	578,400
Jones Lang LaSalle, Inc.	18,200	1,159,158
The St. Joe Co. (a)	43,400	1,193,500
		8,273,098
TOTAL FINANCIALS		181,473,028
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.7%
Biotechnology - 0.5%
Amgen, Inc. (a)	27,800	$ 1,573,758
Biogen Idec, Inc. (a)	10,700	588,607
BioMarin Pharmaceutical, Inc. (a)	14,500	290,000
Genzyme Corp. (a)	6,000	343,200
OREXIGEN Therapeutics, Inc. (a)	43,800	275,064
United Therapeutics Corp. (a)	10,900	625,769
		3,696,398
Health Care Equipment & Supplies - 0.6%
Abiomed, Inc. (a)	31,306	316,504
AGA Medical Holdings, Inc.	22,200	297,480
Covidien PLC	43,282	2,126,012
ev3, Inc. (a)	26,100	379,755
Micrus Endovascular Corp. (a)	23,025	465,796
Stryker Corp.	6,300	334,530
		3,920,077
Health Care Providers & Services - 1.1%
Aetna, Inc.	25,200	755,748
Brookdale Senior Living, Inc. (a)	12,700	228,346
CIGNA Corp.	45,800	1,569,108
Emeritus Corp. (a)	111,351	1,953,097
Health Management Associates, Inc. Class A (a)	128,000	933,120
Medco Health Solutions, Inc. (a)	26,970	1,705,583
Sunrise Senior Living, Inc. (a)	58,904	231,493
		7,376,495
Life Sciences Tools & Services - 0.1%
Covance, Inc. (a)	6,100	345,382
Pharmaceuticals - 2.4%
Ardea Biosciences, Inc. (a)	18,300	260,592
Cadence Pharmaceuticals, Inc. (a)	34,400	295,152
Johnson & Johnson	10,448	658,224
Merck & Co., Inc.	113,500	4,185,880
Optimer Pharmaceuticals, Inc. (a)	19,400	231,830
Pfizer, Inc.	455,600	7,995,780
Teva Pharmaceutical Industries Ltd. sponsored ADR	31,800	1,908,318
ViroPharma, Inc. (a)	46,900	584,374
		16,120,150
TOTAL HEALTH CARE		31,458,502
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.6%
Precision Castparts Corp.	7,200	$ 811,800
United Technologies Corp.	47,100	3,233,415
		4,045,215
Airlines - 0.2%
Southwest Airlines Co.	91,600	1,152,328
Building Products - 0.6%
Masco Corp.	122,700	1,640,499
Owens Corning (a)	118,900	2,797,717
		4,438,216
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	41,670	1,172,594
Electrical Equipment - 0.5%
Acuity Brands, Inc.	9,600	374,208
Regal-Beloit Corp.	54,100	3,052,322
		3,426,530
Industrial Conglomerates - 0.6%
General Electric Co.	279,107	4,482,458
Machinery - 1.2%
Cummins, Inc.	71,700	4,071,126
Danaher Corp.	24,100	1,782,677
The Stanley Works	25,910	1,483,348
Timken Co.	24,600	645,258
		7,982,409
Professional Services - 0.2%
Equifax, Inc.	14,300	461,318
Manpower, Inc.	17,100	880,992
		1,342,310
Road & Rail - 1.3%
Arkansas Best Corp.	49,000	1,285,760
Avis Budget Group, Inc. (a)	80,700	848,964
CSX Corp.	54,800	2,600,808
Union Pacific Corp.	56,800	3,826,616
		8,562,148
TOTAL INDUSTRIALS		36,604,208
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.9%
Adtran, Inc.	61,300	$ 1,433,194
Cisco Systems, Inc. (a)	68,300	1,661,739
Juniper Networks, Inc. (a)	62,400	1,745,952
QUALCOMM, Inc.	32,300	1,185,087
		6,025,972
Computers & Peripherals - 0.8%
Dell, Inc. (a)	105,000	1,389,150
Hewlett-Packard Co.	63,600	3,230,244
Western Digital Corp. (a)	18,100	699,203
		5,318,597
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	25,700	1,070,405
Arrow Electronics, Inc. (a)	64,033	1,806,371
Avnet, Inc. (a)	67,100	1,852,631
Flextronics International Ltd. (a)	105,400	733,584
Ingram Micro, Inc. Class A (a)	82,550	1,461,135
Itron, Inc. (a)	15,051	1,007,664
Tyco Electronics Ltd.	73,500	1,883,805
		9,815,595
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	27,100	675,332
IT Services - 0.3%
Fidelity National Information Services, Inc.	41,500	935,410
Hewitt Associates, Inc. Class A (a)	17,279	656,429
MasterCard, Inc. Class A	3,000	673,110
		2,264,949
Office Electronics - 0.0%
Xerox Corp.	18,800	176,156
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	152,300	1,864,152
Avago Technologies Ltd.	18,700	339,405
Intel Corp.	145,899	2,995,306
Lam Research Corp. (a)	40,300	1,366,573
Micron Technology, Inc. (a)	233,000	2,110,980
ON Semiconductor Corp. (a)	504,600	4,016,616
Samsung Electronics Co. Ltd.	1,042	668,317
Standard Microsystems Corp. (a)	25,347	494,773
Teradyne, Inc. (a)	102,500	1,023,975
		14,880,097
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.3%
Microsoft Corp.	61,800	$ 1,771,188
TOTAL INFORMATION TECHNOLOGY		40,927,886
MATERIALS - 2.2%
Chemicals - 1.8%
Albemarle Corp.	55,956	2,097,790
Celanese Corp. Class A	195,544	6,099,017
Dow Chemical Co.	93,900	2,658,309
Solutia, Inc. (a)	77,800	1,094,646
		11,949,762
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	10,607	797,222
Goldcorp, Inc.	10,700	404,917
Newcrest Mining Ltd.	15,135	424,906
Newmont Mining Corp.	8,000	394,240
		2,021,285
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	18,400	743,360
TOTAL MATERIALS		14,714,407
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
China Unicom (Hong Kong) Ltd. sponsored ADR	34,300	417,431
Iliad Group SA	3,652	386,787
Qwest Communications International, Inc.	187,000	852,720
Verizon Communications, Inc.	221,800	6,416,674
		8,073,612
Wireless Telecommunication Services - 0.5%
Leap Wireless International, Inc. (a)	58,800	839,076
Sprint Nextel Corp. (a)	659,400	2,195,802
		3,034,878
TOTAL TELECOMMUNICATION SERVICES		11,108,490
UTILITIES - 1.9%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	49,200	1,654,104
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	29,500	$ 2,241,115
FirstEnergy Corp.	78,200	3,022,430
		6,917,649
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.	65,100	2,283,057
NRG Energy, Inc. (a)	82,500	1,801,800
		4,084,857
Multi-Utilities - 0.3%
Alliant Energy Corp.	56,700	1,793,421
TOTAL UTILITIES		12,795,927
TOTAL COMMON STOCKS (Cost $406,456,308)		436,858,611
Preferred Stocks - 18.4%

Convertible Preferred Stocks - 5.6%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
Autoliv, Inc. 8.00%	1,700	103,309
Automobiles - 0.3%
Ford Motor Co. Capital Trust II 6.50% (a)	45,600	2,006,856
Leisure Equipment & Products - 0.0%
Callaway Golf Co. 7.50%	3,100	393,700
Media - 0.6%
Emmis Communications Corp. Series A, 6.25% (a)	10,100	147,561
Interpublic Group of Companies, Inc. 5.25%	4,893	3,688,979
		3,836,540
TOTAL CONSUMER DISCRETIONARY		6,340,405
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Archer Daniels Midland Co. 6.25%	25,700	1,057,812
Bunge Ltd. 5.125%	792	470,741
		1,528,553
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ATP Oil & Gas Corp. 8.00% (f)	2,600	$ 276,487
Chesapeake Energy Corp. 4.50%	20,700	1,743,975
El Paso Corp.:
4.99% (f)	2,000	1,930,620
4.99%	592	571,464
		4,522,546
FINANCIALS - 2.0%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	14,800	444,740
Commercial Banks - 0.9%
Huntington Bancshares, Inc. 8.50%	886	785,882
KeyCorp Series A, 7.75%	9,000	808,650
Regions Financial Corp. 10.00%	1,127	1,784,064
Wells Fargo & Co. 7.50%	2,990	2,849,470
		6,228,066
Diversified Financial Services - 0.8%
AMG Capital Trust I 5.10%	5,800	228,375
Bank of America Corp. Series L, 7.25%	1,259	1,142,543
Citigroup, Inc. 7.50%	20,600	2,209,556
Dole Food Automatic Common Exchange Security Trust 7.00% (f)	3,600	42,075
United Rentals Trust I 6.50%	72,800	2,019,472
		5,642,021
Real Estate Investment Trusts - 0.1%
FelCor Lodging Trust, Inc. Series A 1.95%	7,200	89,550
HRPT Properties Trust 6.50%	34,390	644,813
Simon Property Group, Inc. 6.00%	800	53,264
		787,627
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (f)	2,700	275,400
12.00% (a)(f)	1,000	102,000
		377,400
TOTAL FINANCIALS		13,479,854
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A 6.50%	2,448	$ 1,963,223
Omnicare Capital Trust II Series B, 4.00%	5,100	202,011
		2,165,234
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	612	788,715
TOTAL HEALTH CARE		2,953,949
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Lucent Technologies Capital Trust I 7.75%	2,259	1,671,660
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	17,500	1,877,750
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. 6.25% PIERS	900	51,755
UTILITIES - 0.8%
Electric Utilities - 0.0%
FPL Group, Inc. 8.375%	1,100	53,532
Multi-Utilities - 0.8%
CMS Energy Corp. 4.50%	60,000	5,062,800
TOTAL UTILITIES		5,116,332
TOTAL CONVERTIBLE PREFERRED STOCKS		37,542,804
Nonconvertible Preferred Stocks - 12.8%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	922,800
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (f)	28	2,884,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 7.1%
Capital Markets - 2.1%
BNY Capital V 5.95%	115,000	$ 2,903,750
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	3,052,000
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	942,000
Series D, 4.00%	200,000	4,322,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,686,800
		13,906,550
Commercial Banks - 1.8%
Barclays Bank PLC Series 2 6.625%	40,000	863,600
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,150,000
Keycorp Capital IX 6.75%	6,882	151,817
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	528,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	747,600
6.50%	40,000	1,060,000
6.80%	160,000	3,579,200
USB Capital XII 6.30%	80,000	1,858,400
		11,939,417
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	59,928
Diversified Financial Services - 0.9%
Bank of America Corp.:
Series D, 6.204%	20,000	413,000
Series H, 8.20%	56,015	1,394,213
Deutsche Bank Capital Funding Trust VIII 6.375%	20,000	465,800
General Electric Capital Corp. 6.05%	40,000	988,400
GMAC, Inc. 7.00% (f)	3,000	2,077,500
RBS Capital Funding Trust V Series E 5.90%	20,000	258,000
RBS Capital Funding Trust VII Series G 6.08%	40,400	522,776
		6,119,689
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	936,400
Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,835,960
CBL & Associates Properties, Inc. 7.375%	49,500	1,040,985
Hospitality Properties Trust:
Series B, 8.875%	125,000	3,153,750
Series C, 7.00%	100,000	2,148,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	$ 508,000
Public Storage Series M, 6.625%	50,000	1,183,500
Vornado Realty Trust Series E, 7.00%	40,000	926,800
		10,796,995
Thrifts & Mortgage Finance - 0.6%
Fannie Mae:
Series E, 5.10% (a)	27,562	41,343
Series H, 5.81% (a)	71,200	118,904
Series I, 5.375% (a)	5,000	8,100
Series L, 5.125% (a)	140,900	200,078
Series N, 5.50% (a)	92,650	138,049
Series O, 7.00% (a)	42,200	53,172
Series R, 7.65% (a)	40,000	38,000
Series T, 8.25% (a)	40,000	40,000
Freddie Mac:
Series F, 5.00% (a)	68,500	99,325
Series H, 5.10% (a)	10,300	16,171
Series K, 5.79% (a)	25,200	41,328
Series O, 5.81% (a)	19,500	31,395
Series R, 5.70% (a)	117,000	179,010
Series S, 0.00% (a)	10,000	14,400
Series U, 5.90% (a)	40,000	35,200
Series V, 5.57% (a)	566,000	492,420
Series W, 5.66% (a)	161,600	138,976
Santander Holdings USA, Inc. Series C 7.30%	80,000	2,060,000
		3,745,871
TOTAL FINANCIALS		47,504,850
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	821,700
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.375%	161,800	4,266,666
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - 4.5%
Electric Utilities - 3.8%
Alabama Power Co.:
4.60%	2,000	$ 150,000
5.20%	57,300	1,383,795
5.625%	80,000	1,885,000
6.45%	80,000	2,090,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	950,000
Duquesne Light Co. 6.50%	66,050	3,104,350
FPL Group Capital Trust I 5.875%	20,000	506,400
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,594,800
Mid-American Energy Co. 4.40%	5,000	360,938
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,488,695
Series D 5.00%	69,200	1,467,732
PPL Electric Utilities Corp. 6.25%	190,000	4,696,572
Southern California Edison Co.:
6.125%	35,000	3,202,500
Series C:
4.24%	34,600	626,260
6.00%	20,000	1,817,500
Series D, 4.32%	15,000	281,250
		25,605,792
Independent Power Producers & Energy Traders - 0.1%
Heco Capital Trust III 6.50%	12,000	296,760
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,224,341
San Diego Gas & Electric Co. 1.70%	67,548	1,698,832
		3,923,173
TOTAL UTILITIES		29,825,725
TOTAL NONCONVERTIBLE PREFERRED STOCKS		86,225,741
TOTAL PREFERRED STOCKS (Cost $175,095,147)		123,768,545
Preferred Securities - 1.0%
	Principal Amount	Value
FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	$ 2,336,274
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	168,000	114,613
		2,450,887
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (g)	4,000,000	4,322,785
TOTAL PREFERRED SECURITIES (Cost $6,756,168)		6,773,672
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.16% (h)	16,447,697	16,447,697
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(h)	11,415,465	11,415,465
TOTAL MONEY MARKET FUNDS (Cost $27,863,162)		27,863,162
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $698,676,905)		682,025,166
NET OTHER ASSETS - (1.5)%		(10,368,880)
NET ASSETS - 100%		$ 671,656,286
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,308,425 or 3.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,247
Fidelity Securities Lending Cash Central Fund	3,199
Total	$ 6,446
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,499,817	$ 49,094,293	$ 7,405,524	$ -
Consumer Staples	17,958,150	13,545,597	4,412,553	-
Energy	49,516,500	44,993,954	4,522,546	-
Financials	242,457,732	229,910,604	12,547,128	-
Health Care	34,412,451	31,458,502	2,953,949	-
Industrials	36,604,208	36,604,208	-	-
Information Technology	42,599,546	40,927,886	1,671,660	-
Materials	17,413,857	15,536,107	1,877,750	-
Telecommunication Services	15,426,911	15,375,156	51,755	-
Utilities	47,737,984	24,364,792	23,373,192	-
Corporate Bonds	86,761,176	-	86,758,676	2,500
Preferred Securities	6,773,672	-	6,773,672	-
Money Market Funds	27,863,162	27,863,162	-	-
Total Investments in Securities:	$ 682,025,166	$ 529,674,261	$ 152,348,405	$ 2,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,400
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 2,400

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $721,496,983. Net unrealized depreciation aggregated $39,471,817, of which $66,942,947 related to appreciated investment securities and $106,414,764 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.814340.105

ASDI-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 12.9%
	Principal Amount	Value
Convertible Bonds - 11.2%
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
ArvinMeritor, Inc. 4% 2/15/27	$ 2,150,000	$ 1,677,000
BorgWarner, Inc. 3.5% 4/15/12	230,000	298,517
TRW Automotive, Inc. 3.5% 12/1/15 (f)	60,000	68,982
		2,044,499
Automobiles - 0.1%
Ford Motor Co. 4.25% 11/15/16	300,000	425,790
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. 3.75% 10/1/14 (f)	350,000	370,781
International Game Technology 3.25% 5/1/14 (f)	40,000	46,700
Morgans Hotel Group Co. 2.375% 10/15/14	200,000	136,125
Wyndham Worldwide Corp. 3.5% 5/1/12	270,000	501,282
		1,054,888
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	340,000	595,425
Media - 0.0%
Virgin Media, Inc. 6.5% 11/15/16 (f)	190,000	224,504
Specialty Retail - 0.3%
Group 1 Automotive, Inc. 2.25% 6/15/36 (d)	1,050,000	817,425
RadioShack Corp. 2.5% 8/1/13 (f)	90,000	99,220
Sonic Automotive, Inc. 5% 10/1/29	1,410,000	1,480,782
		2,397,427
TOTAL CONSUMER DISCRETIONARY		6,742,533
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	470,000	499,986
Food & Staples Retailing - 0.3%
Rite Aid Corp. 8.5% 5/15/15	2,110,000	2,128,463
Food Products - 0.0%
Tyson Foods, Inc. 3.25% 10/15/13	50,000	59,781
TOTAL CONSUMER STAPLES		2,688,230
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - 1.0%
Energy Equipment & Services - 0.3%
Exterran Holdings, Inc. 4.25% 6/15/14	$ 1,000,000	$ 1,193,000
Schlumberger Ltd. 2.125% 6/1/23	360,000	549,486
		1,742,486
Oil, Gas & Consumable Fuels - 0.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	50,000	56,085
Chesapeake Energy Corp.:
2.25% 12/15/38	1,070,000	789,125
2.5% 5/15/37	1,360,000	1,184,152
2.75% 11/15/35	850,000	840,990
James River Coal Co. 4.5% 12/1/15 (f)	110,000	98,417
Peabody Energy Corp. 4.75% 12/15/66	260,000	266,500
Pioneer Natural Resources Co. 2.875% 1/15/38	300,000	317,625
Quicksilver Resources, Inc. 1.875% 11/1/24	690,000	805,989
Western Refining, Inc. 5.75% 6/15/14	680,000	497,284
		4,856,167
TOTAL ENERGY		6,598,653
FINANCIALS - 0.7%
Capital Markets - 0.2%
Janus Capital Group, Inc. 3.25% 7/15/14	710,000	813,660
Jefferies Group, Inc. 3.875% 11/1/29	550,000	545,765
		1,359,425
Diversified Financial Services - 0.3%
KKR Financial Holdings LLC 7.5% 1/15/17	240,000	262,080
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	1,900,000	1,800,250
		2,062,330
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc.:
3.7% 1/15/27 (f)	440,000	419,980
8% 4/15/29 (f)	190,000	311,372
Health Care REIT, Inc. 4.75% 12/1/26	460,000	497,375
Ventas, Inc. 3.875% 11/15/11 (f)	140,000	157,675
		1,386,402
TOTAL FINANCIALS		4,808,157
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - 3.3%
Biotechnology - 0.5%
Amgen, Inc.:
0.125% 2/1/11	$ 760,000	$ 750,025
0.375% 2/1/13	850,000	850,000
Cephalon, Inc.:
2% 6/1/15	500,000	760,650
2.5% 5/1/14	370,000	431,605
Gilead Sciences, Inc.:
0.5% 5/1/11	90,000	113,625
0.625% 5/1/13	350,000	457,170
Protein Design Labs, Inc. 2% 2/15/12	120,000	114,825
		3,477,900
Health Care Equipment & Supplies - 1.2%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	370,000	416,731
2.5% 12/15/36	1,810,000	2,038,603
Hologic, Inc. 2% 12/15/37 (d)	120,000	102,600
Invacare Corp. 4.125% 2/1/27	40,000	49,375
Inverness Medical Innovations, Inc.:
3% 5/15/16 (f)	4,000,000	4,340,000
3% 5/15/16	90,000	97,650
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)	140,000	145,460
Medtronic, Inc. 1.625% 4/15/13	590,000	610,650
		7,801,069
Health Care Providers & Services - 0.7%
Chemed Corp. 1.875% 5/15/14	80,000	72,528
Laboratory Corp. of America Holdings 0% 9/11/21	2,210,000	2,180,828
LifePoint Hospitals, Inc. 3.5% 5/15/14	2,170,000	1,984,248
Lincare Holdings, Inc. 2.75% 11/1/37	260,000	280,670
		4,518,274
Life Sciences Tools & Services - 0.4%
Invitrogen Corp.:
1.5% 2/15/24	990,000	1,147,212
2% 8/1/23	340,000	508,402
3.25% 6/15/25	970,000	1,138,586
		2,794,200
Pharmaceuticals - 0.5%
Biovail Corp. 5.375% 8/1/14	2,310,000	2,754,675
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.:
1.25% 3/15/12	$ 340,000	$ 360,230
3.75% 9/15/15 (f)	340,000	584,588
		3,699,493
TOTAL HEALTH CARE		22,290,936
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 2.75% 9/15/11	760,000	774,250
Airlines - 0.2%
AirTran Holdings, Inc. 5.25% 11/1/16	50,000	51,813
AMR Corp. 6.25% 10/15/14	100,000	115,890
Continental Airlines, Inc. 4.5% 1/15/15	360,000	439,200
JetBlue Airways Corp.:
Series C 6.75% 10/15/39	150,000	198,915
Series D 6.75% 10/15/39	150,000	201,195
UAL Corp. 4.5% 6/30/21	210,000	195,825
		1,202,838
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	10,000	11,356
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14 (f)	450,000	494,627
Construction & Engineering - 0.1%
Fluor Corp. 1.5% 2/15/24	30,000	46,109
MasTec, Inc. 4.25% 12/15/14 (f)	610,000	661,850
Quanta Services, Inc. 3.75% 4/30/26	190,000	199,263
		907,222
Electrical Equipment - 0.0%
General Cable Corp.:
0.875% 11/15/13	270,000	225,281
4.5% 11/15/29 (d)	113,000	101,158
		326,439
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	210,000	349,482
Machinery - 0.3%
Actuant Corp. 2% 11/15/23	120,000	125,700
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
AGCO Corp.:
1.25% 12/15/36	$ 320,000	$ 339,200
1.75% 12/31/33	70,000	108,472
Barnes Group, Inc.:
3.375% 3/15/27	220,000	191,400
3.75% 8/1/25	190,000	191,900
Danaher Corp. 0% 1/22/21	400,000	432,750
Terex Corp. 4% 6/1/15	90,000	125,109
Titan International, Inc. 5.625% 1/15/17 (f)	270,000	278,883
		1,793,414
Road & Rail - 0.1%
Hertz Global Holdings, Inc. 5.25% 6/1/14	270,000	362,475
Trading Companies & Distributors - 0.1%
United Rentals, Inc. 4% 11/15/15	970,000	906,950
WESCO International, Inc. 6% 9/15/29	49,000	62,353
		969,303
TOTAL INDUSTRIALS		7,191,406
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.9%
CommScope, Inc. 3.25% 7/1/15	3,660,000	4,199,850
L-3 Communications Corp. 3% 8/1/35	510,000	532,313
Lucent Technologies, Inc. 2.875% 6/15/25	630,000	529,594
Powerwave Technologies, Inc.:
1.875% 11/15/24	560,000	482,650
3.875% 10/1/27	220,000	140,906
		5,885,313
Computers & Peripherals - 0.4%
EMC Corp.:
1.75% 12/1/11	850,000	1,021,148
1.75% 12/1/13	1,040,000	1,281,800
Maxtor Corp. 2.375% 8/15/12	260,000	325,936
		2,628,884
Electronic Equipment & Components - 0.2%
Anixter International, Inc.:
0% 7/7/33	310,000	199,950
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Anixter International, Inc.: - continued
1% 2/15/13	$ 60,000	$ 54,338
Itron, Inc. 2.5% 8/1/26	880,000	1,036,750
SYNNEX Corp. 4% 5/15/18 (f)	130,000	153,088
		1,444,126
Internet Software & Services - 0.2%
Equinix, Inc. 4.75% 6/15/16	790,000	1,052,833
VeriSign, Inc. 3.25% 8/15/37	100,000	88,150
		1,140,983
IT Services - 0.4%
CACI International, Inc. 2.125% 5/1/14	2,380,000	2,510,900
CSG Systems International, Inc. 3% 3/1/17 (f)	450,000	460,350
VeriFone Holdings, Inc. 1.375% 6/15/12	110,000	98,038
		3,069,288
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc. 6% 5/1/15	590,000	543,567
Amkor Technology, Inc. 6% 4/15/14 (f)	290,000	631,852
Intel Corp.:
2.95% 12/15/35	720,000	687,600
3.25% 8/1/39 (f)	790,000	886,815
Linear Technology Corp. 3% 5/1/27	320,000	304,800
Microchip Technology, Inc. 2.125% 12/15/37	320,000	306,200
Micron Technology, Inc.:
1.875% 6/1/14	300,000	269,625
4.25% 10/15/13	140,000	268,800
		3,899,259
Software - 0.2%
Informatica Corp. 3% 3/15/26	560,000	741,048
Symantec Corp.:
0.75% 6/15/11	100,000	104,350
1% 6/15/13	460,000	488,612
		1,334,010
TOTAL INFORMATION TECHNOLOGY		19,401,863
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
MATERIALS - 0.3%
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	$ 590,000	$ 548,700
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.25% 6/1/14	210,000	274,722
Newmont Mining Corp.:
1.625% 7/15/17	400,000	510,960
3% 2/15/12	80,000	99,168
Placer Dome, Inc. 2.75% 10/15/23	150,000	234,375
		1,119,225
Paper & Forest Products - 0.0%
Rayonier TRS Holdings, Inc. 4.5% 8/15/15 (f)	340,000	382,194
TOTAL MATERIALS		2,050,119
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Time Warner Telecom, Inc. 2.375% 4/1/26	450,000	473,625
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. 4.5% 7/15/14	2,310,000	1,989,603
NII Holdings, Inc. 3.125% 6/15/12	290,000	268,250
		2,257,853
TOTAL TELECOMMUNICATION SERVICES		2,731,478
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	457,188
5.5% 6/15/29	170,000	201,450
		658,638
TOTAL CONVERTIBLE BONDS		75,162,013
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 1.7%
FINANCIALS - 1.3%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	$ 3,000,000	$ 2,740,494
Lehman Brothers Holdings, Inc. 1.0844% (c)(g)	1,000,000	2,500
		2,742,994
Commercial Banks - 0.7%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,640,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	903,669
Wells Fargo Capital XIII 7.7% (g)	2,000,000	1,950,000
		4,493,669
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (g)	2,000,000	1,595,000
TOTAL FINANCIALS		8,831,663
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,000,000	2,767,500
TOTAL NONCONVERTIBLE BONDS		11,599,163
TOTAL CORPORATE BONDS (Cost $82,506,120)		86,761,176
Common Stocks - 65.0%
	Shares
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.9%
BorgWarner, Inc.	17,500	655,550
Gentex Corp.	43,300	840,453
Johnson Controls, Inc.	70,500	2,192,550
Modine Manufacturing Co. (a)	67,000	629,800
Tenneco, Inc. (a)	23,300	469,728
The Goodyear Tire & Rubber Co. (a)	93,000	1,208,070
		5,996,151
Diversified Consumer Services - 0.2%
Regis Corp.	65,500	1,082,715
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.6%
Darden Restaurants, Inc.	11,700	$ 474,435
Home Inns & Hotels Management, Inc. sponsored ADR (a)	11,500	386,055
Las Vegas Sands Corp. unit	4,270	1,212,680
Starwood Hotels & Resorts Worldwide, Inc.	21,800	843,660
WMS Industries, Inc. (a)	13,000	493,090
Wyndham Worldwide Corp.	35,400	813,846
		4,223,766
Household Durables - 2.9%
Black & Decker Corp.	26,100	1,891,467
D.R. Horton, Inc.	82,613	1,021,097
KB Home	273,375	4,450,545
La-Z-Boy, Inc. (a)	15,500	195,455
Lennar Corp. Class A	269,600	4,424,136
M/I Homes, Inc. (a)	5,600	71,960
Newell Rubbermaid, Inc.	96,400	1,325,500
Pulte Homes, Inc. (a)	380,435	4,120,111
Ryland Group, Inc.	95,500	2,166,895
		19,667,166
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A	14,700	353,976
Madison Square Garden, Inc. Class A (a)	3,675	71,663
McGraw-Hill Companies, Inc.	30,400	1,039,680
The Walt Disney Co.	104,600	3,267,704
Time Warner Cable, Inc.	31,000	1,447,390
Virgin Media, Inc.	134,857	2,184,683
		8,365,096
Multiline Retail - 0.3%
Target Corp.	41,500	2,138,080
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	18,800	767,040
Best Buy Co., Inc.	24,100	879,650
Gymboree Corp. (a)	23,800	1,035,300
Staples, Inc.	61,600	1,586,816
		4,268,806
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	23,200	$ 1,854,376
VF Corp.	21,200	1,640,456
		3,494,832
TOTAL CONSUMER DISCRETIONARY		49,236,612
CONSUMER STAPLES - 2.0%
Beverages - 0.3%
Carlsberg AS Series B	2,775	214,286
Dr Pepper Snapple Group, Inc.	59,600	1,892,300
		2,106,586
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	27,200	918,000
Kroger Co.	30,500	674,050
Safeway, Inc.	39,000	971,880
Wal-Mart Stores, Inc.	27,500	1,486,925
		4,050,855
Food Products - 0.4%
B&G Foods, Inc. Class A	96,900	902,139
Ralcorp Holdings, Inc. (a)	28,900	1,930,809
		2,832,948
Household Products - 0.5%
Energizer Holdings, Inc. (a)	14,400	834,480
Procter & Gamble Co.	41,200	2,607,136
		3,441,616
Personal Products - 0.2%
Avon Products, Inc.	34,400	1,047,136
USANA Health Sciences, Inc. (a)	2,400	66,456
		1,113,592
TOTAL CONSUMER STAPLES		13,545,597
ENERGY - 6.7%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	61,600	2,951,872
Ensco International Ltd. ADR	37,400	1,651,958
National Oilwell Varco, Inc.	54,700	2,377,809
Pride International, Inc. (a)	53,300	1,491,334
Schlumberger Ltd.	46,660	2,850,926
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. (a)	9,500	$ 758,290
Weatherford International Ltd. (a)	87,100	1,453,699
		13,535,888
Oil, Gas & Consumable Fuels - 4.7%
Cabot Oil & Gas Corp.	71,000	2,849,940
Chesapeake Energy Corp.	95,400	2,534,778
Frontier Oil Corp.	29,700	367,983
Marathon Oil Corp.	46,300	1,340,385
Noble Energy, Inc.	22,800	1,656,192
Occidental Petroleum Corp.	58,400	4,663,240
Petrohawk Energy Corp. (a)	79,000	1,690,600
Plains Exploration & Production Co. (a)	33,400	1,095,854
Range Resources Corp.	32,700	1,654,947
Royal Dutch Shell PLC:
Class A sponsored ADR	67,800	3,711,372
Class B ADR	114,500	6,024,990
Southwestern Energy Co. (a)	74,800	3,182,740
Suncor Energy, Inc.	23,704	685,045
		31,458,066
TOTAL ENERGY		44,993,954
FINANCIALS - 27.0%
Capital Markets - 1.1%
Bank of New York Mellon Corp.	62,000	1,768,240
Morgan Stanley	193,600	5,455,648
		7,223,888
Commercial Banks - 3.1%
City National Corp.	8,400	419,328
Comerica, Inc.	49,800	1,796,784
Huntington Bancshares, Inc.	338,190	1,626,694
KeyCorp	134,445	961,282
National Penn Bancshares, Inc.	54,300	374,127
PNC Financial Services Group, Inc.	40,824	2,194,698
Regions Financial Corp.	43,600	294,300
SunTrust Banks, Inc.	42,700	1,016,687
SVB Financial Group (a)	9,000	401,040
U.S. Bancorp, Delaware	113,600	2,795,696
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	291,700	$ 7,975,078
Wilmington Trust Corp., Delaware	47,900	690,718
		20,546,432
Consumer Finance - 0.7%
American Express Co.	92,900	3,547,851
Capital One Financial Corp.	26,300	992,825
Discover Financial Services	23,600	322,140
		4,862,816
Diversified Financial Services - 4.5%
Bank of America Corp.	913,037	15,211,187
Citigroup, Inc.	859,900	2,923,660
JPMorgan Chase & Co.	270,194	11,340,042
Moody's Corp.	28,200	750,684
		30,225,573
Insurance - 1.9%
Arch Capital Group Ltd. (a)	11,700	865,566
Assured Guaranty Ltd.	18,600	392,460
Axis Capital Holdings Ltd.	92,218	2,900,256
Lincoln National Corp.	119,694	3,013,895
Platinum Underwriters Holdings Ltd.	46,500	1,738,635
The Travelers Companies, Inc.	36,900	1,940,571
XL Capital Ltd. Class A	95,300	1,741,131
		12,592,514
Real Estate Investment Trusts - 14.5%
Acadia Realty Trust (SBI)	115,900	1,939,007
Alexandria Real Estate Equities, Inc.	32,900	2,027,298
Apartment Investment & Management Co. Class A	154,984	2,586,683
Associated Estates Realty Corp.	26,700	330,546
AvalonBay Communities, Inc.	13,375	1,088,993
Boston Properties, Inc.	36,394	2,472,244
Brandywine Realty Trust (SBI)	118,400	1,327,264
Camden Property Trust (SBI)	19,800	792,990
CBL & Associates Properties, Inc.	390,620	4,644,472
Cedar Shopping Centers, Inc.	15,600	102,804
Chesapeake Lodging Trust (a)	10,100	201,798
Corporate Office Properties Trust (SBI)	59,300	2,184,019
Developers Diversified Realty Corp.	147,353	1,563,415
DiamondRock Hospitality Co.	275,783	2,465,500
Digital Realty Trust, Inc. (e)	74,200	3,827,236
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP	50,327	$ 558,630
Education Realty Trust, Inc.	115,000	626,750
Equity Residential (SBI)	99,845	3,602,408
Essex Property Trust, Inc. (e)	33,300	2,860,470
First Industrial Realty Trust, Inc. (a)(e)	84,000	464,520
HCP, Inc.	106,864	3,075,546
Healthcare Realty Trust, Inc.	58,040	1,212,456
Highwoods Properties, Inc. (SBI)	65,982	1,916,777
Home Properties, Inc.	11,900	545,020
Host Hotels & Resorts, Inc. (a)	102,883	1,204,760
Kimco Realty Corp.	145,212	2,016,995
Kite Realty Group Trust	147,030	604,293
Mid-America Apartment Communities, Inc.	20,300	1,054,382
National Health Investors, Inc.	22,500	783,225
Omega Healthcare Investors, Inc.	38,700	734,139
Piedmont Office Realty Trust, Inc. Class A	28,100	470,675
Plum Creek Timber Co., Inc. (e)	59,514	2,126,435
Potlatch Corp.	52,230	1,724,635
ProLogis Trust	404,565	5,214,843
Public Storage	64,336	5,287,776
Rayonier, Inc.	7,604	316,098
Simon Property Group, Inc.	135,063	10,574,082
SL Green Realty Corp.	90,600	4,626,036
Sunstone Hotel Investors, Inc. (a)	337,691	3,018,958
The Macerich Co. (e)	95,624	3,408,039
U-Store-It Trust	289,892	1,887,197
Ventas, Inc.	130,700	5,775,633
Vornado Realty Trust	68,528	4,503,660
		97,748,707
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Class A (a)	404,700	5,342,040
Forest City Enterprises, Inc. Class A (a)	48,200	578,400
Jones Lang LaSalle, Inc.	18,200	1,159,158
The St. Joe Co. (a)	43,400	1,193,500
		8,273,098
TOTAL FINANCIALS		181,473,028
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.7%
Biotechnology - 0.5%
Amgen, Inc. (a)	27,800	$ 1,573,758
Biogen Idec, Inc. (a)	10,700	588,607
BioMarin Pharmaceutical, Inc. (a)	14,500	290,000
Genzyme Corp. (a)	6,000	343,200
OREXIGEN Therapeutics, Inc. (a)	43,800	275,064
United Therapeutics Corp. (a)	10,900	625,769
		3,696,398
Health Care Equipment & Supplies - 0.6%
Abiomed, Inc. (a)	31,306	316,504
AGA Medical Holdings, Inc.	22,200	297,480
Covidien PLC	43,282	2,126,012
ev3, Inc. (a)	26,100	379,755
Micrus Endovascular Corp. (a)	23,025	465,796
Stryker Corp.	6,300	334,530
		3,920,077
Health Care Providers & Services - 1.1%
Aetna, Inc.	25,200	755,748
Brookdale Senior Living, Inc. (a)	12,700	228,346
CIGNA Corp.	45,800	1,569,108
Emeritus Corp. (a)	111,351	1,953,097
Health Management Associates, Inc. Class A (a)	128,000	933,120
Medco Health Solutions, Inc. (a)	26,970	1,705,583
Sunrise Senior Living, Inc. (a)	58,904	231,493
		7,376,495
Life Sciences Tools & Services - 0.1%
Covance, Inc. (a)	6,100	345,382
Pharmaceuticals - 2.4%
Ardea Biosciences, Inc. (a)	18,300	260,592
Cadence Pharmaceuticals, Inc. (a)	34,400	295,152
Johnson & Johnson	10,448	658,224
Merck & Co., Inc.	113,500	4,185,880
Optimer Pharmaceuticals, Inc. (a)	19,400	231,830
Pfizer, Inc.	455,600	7,995,780
Teva Pharmaceutical Industries Ltd. sponsored ADR	31,800	1,908,318
ViroPharma, Inc. (a)	46,900	584,374
		16,120,150
TOTAL HEALTH CARE		31,458,502
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.6%
Precision Castparts Corp.	7,200	$ 811,800
United Technologies Corp.	47,100	3,233,415
		4,045,215
Airlines - 0.2%
Southwest Airlines Co.	91,600	1,152,328
Building Products - 0.6%
Masco Corp.	122,700	1,640,499
Owens Corning (a)	118,900	2,797,717
		4,438,216
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	41,670	1,172,594
Electrical Equipment - 0.5%
Acuity Brands, Inc.	9,600	374,208
Regal-Beloit Corp.	54,100	3,052,322
		3,426,530
Industrial Conglomerates - 0.6%
General Electric Co.	279,107	4,482,458
Machinery - 1.2%
Cummins, Inc.	71,700	4,071,126
Danaher Corp.	24,100	1,782,677
The Stanley Works	25,910	1,483,348
Timken Co.	24,600	645,258
		7,982,409
Professional Services - 0.2%
Equifax, Inc.	14,300	461,318
Manpower, Inc.	17,100	880,992
		1,342,310
Road & Rail - 1.3%
Arkansas Best Corp.	49,000	1,285,760
Avis Budget Group, Inc. (a)	80,700	848,964
CSX Corp.	54,800	2,600,808
Union Pacific Corp.	56,800	3,826,616
		8,562,148
TOTAL INDUSTRIALS		36,604,208
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.9%
Adtran, Inc.	61,300	$ 1,433,194
Cisco Systems, Inc. (a)	68,300	1,661,739
Juniper Networks, Inc. (a)	62,400	1,745,952
QUALCOMM, Inc.	32,300	1,185,087
		6,025,972
Computers & Peripherals - 0.8%
Dell, Inc. (a)	105,000	1,389,150
Hewlett-Packard Co.	63,600	3,230,244
Western Digital Corp. (a)	18,100	699,203
		5,318,597
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	25,700	1,070,405
Arrow Electronics, Inc. (a)	64,033	1,806,371
Avnet, Inc. (a)	67,100	1,852,631
Flextronics International Ltd. (a)	105,400	733,584
Ingram Micro, Inc. Class A (a)	82,550	1,461,135
Itron, Inc. (a)	15,051	1,007,664
Tyco Electronics Ltd.	73,500	1,883,805
		9,815,595
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	27,100	675,332
IT Services - 0.3%
Fidelity National Information Services, Inc.	41,500	935,410
Hewitt Associates, Inc. Class A (a)	17,279	656,429
MasterCard, Inc. Class A	3,000	673,110
		2,264,949
Office Electronics - 0.0%
Xerox Corp.	18,800	176,156
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	152,300	1,864,152
Avago Technologies Ltd.	18,700	339,405
Intel Corp.	145,899	2,995,306
Lam Research Corp. (a)	40,300	1,366,573
Micron Technology, Inc. (a)	233,000	2,110,980
ON Semiconductor Corp. (a)	504,600	4,016,616
Samsung Electronics Co. Ltd.	1,042	668,317
Standard Microsystems Corp. (a)	25,347	494,773
Teradyne, Inc. (a)	102,500	1,023,975
		14,880,097
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.3%
Microsoft Corp.	61,800	$ 1,771,188
TOTAL INFORMATION TECHNOLOGY		40,927,886
MATERIALS - 2.2%
Chemicals - 1.8%
Albemarle Corp.	55,956	2,097,790
Celanese Corp. Class A	195,544	6,099,017
Dow Chemical Co.	93,900	2,658,309
Solutia, Inc. (a)	77,800	1,094,646
		11,949,762
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.	10,607	797,222
Goldcorp, Inc.	10,700	404,917
Newcrest Mining Ltd.	15,135	424,906
Newmont Mining Corp.	8,000	394,240
		2,021,285
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	18,400	743,360
TOTAL MATERIALS		14,714,407
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
China Unicom (Hong Kong) Ltd. sponsored ADR	34,300	417,431
Iliad Group SA	3,652	386,787
Qwest Communications International, Inc.	187,000	852,720
Verizon Communications, Inc.	221,800	6,416,674
		8,073,612
Wireless Telecommunication Services - 0.5%
Leap Wireless International, Inc. (a)	58,800	839,076
Sprint Nextel Corp. (a)	659,400	2,195,802
		3,034,878
TOTAL TELECOMMUNICATION SERVICES		11,108,490
UTILITIES - 1.9%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	49,200	1,654,104
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	29,500	$ 2,241,115
FirstEnergy Corp.	78,200	3,022,430
		6,917,649
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.	65,100	2,283,057
NRG Energy, Inc. (a)	82,500	1,801,800
		4,084,857
Multi-Utilities - 0.3%
Alliant Energy Corp.	56,700	1,793,421
TOTAL UTILITIES		12,795,927
TOTAL COMMON STOCKS (Cost $406,456,308)		436,858,611
Preferred Stocks - 18.4%

Convertible Preferred Stocks - 5.6%
CONSUMER DISCRETIONARY - 0.9%
Auto Components - 0.0%
Autoliv, Inc. 8.00%	1,700	103,309
Automobiles - 0.3%
Ford Motor Co. Capital Trust II 6.50% (a)	45,600	2,006,856
Leisure Equipment & Products - 0.0%
Callaway Golf Co. 7.50%	3,100	393,700
Media - 0.6%
Emmis Communications Corp. Series A, 6.25% (a)	10,100	147,561
Interpublic Group of Companies, Inc. 5.25%	4,893	3,688,979
		3,836,540
TOTAL CONSUMER DISCRETIONARY		6,340,405
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Archer Daniels Midland Co. 6.25%	25,700	1,057,812
Bunge Ltd. 5.125%	792	470,741
		1,528,553
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ATP Oil & Gas Corp. 8.00% (f)	2,600	$ 276,487
Chesapeake Energy Corp. 4.50%	20,700	1,743,975
El Paso Corp.:
4.99% (f)	2,000	1,930,620
4.99%	592	571,464
		4,522,546
FINANCIALS - 2.0%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	14,800	444,740
Commercial Banks - 0.9%
Huntington Bancshares, Inc. 8.50%	886	785,882
KeyCorp Series A, 7.75%	9,000	808,650
Regions Financial Corp. 10.00%	1,127	1,784,064
Wells Fargo & Co. 7.50%	2,990	2,849,470
		6,228,066
Diversified Financial Services - 0.8%
AMG Capital Trust I 5.10%	5,800	228,375
Bank of America Corp. Series L, 7.25%	1,259	1,142,543
Citigroup, Inc. 7.50%	20,600	2,209,556
Dole Food Automatic Common Exchange Security Trust 7.00% (f)	3,600	42,075
United Rentals Trust I 6.50%	72,800	2,019,472
		5,642,021
Real Estate Investment Trusts - 0.1%
FelCor Lodging Trust, Inc. Series A 1.95%	7,200	89,550
HRPT Properties Trust 6.50%	34,390	644,813
Simon Property Group, Inc. 6.00%	800	53,264
		787,627
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (f)	2,700	275,400
12.00% (a)(f)	1,000	102,000
		377,400
TOTAL FINANCIALS		13,479,854
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
HealthSouth Corp. Series A 6.50%	2,448	$ 1,963,223
Omnicare Capital Trust II Series B, 4.00%	5,100	202,011
		2,165,234
Pharmaceuticals - 0.1%
Mylan, Inc. 6.50%	612	788,715
TOTAL HEALTH CARE		2,953,949
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Lucent Technologies Capital Trust I 7.75%	2,259	1,671,660
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	17,500	1,877,750
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. 6.25% PIERS	900	51,755
UTILITIES - 0.8%
Electric Utilities - 0.0%
FPL Group, Inc. 8.375%	1,100	53,532
Multi-Utilities - 0.8%
CMS Energy Corp. 4.50%	60,000	5,062,800
TOTAL UTILITIES		5,116,332
TOTAL CONVERTIBLE PREFERRED STOCKS		37,542,804
Nonconvertible Preferred Stocks - 12.8%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CBS Corp. 6.75%	40,000	922,800
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
H.J. Heinz Finance Co. 8.00% (f)	28	2,884,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - 7.1%
Capital Markets - 2.1%
BNY Capital V 5.95%	115,000	$ 2,903,750
Deutsche Bank Contingent Capital Trust II 6.55%	140,000	3,052,000
Goldman Sachs Group, Inc.:
Series C, 4.9931%	40,000	942,000
Series D, 4.00%	200,000	4,322,000
Morgan Stanley Capital I Trust 6.60%	120,000	2,686,800
		13,906,550
Commercial Banks - 1.8%
Barclays Bank PLC Series 2 6.625%	40,000	863,600
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	3,150,000
Keycorp Capital IX 6.75%	6,882	151,817
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	528,800
Santander Finance Preferred SA Unipersonal:
4.00%	40,000	747,600
6.50%	40,000	1,060,000
6.80%	160,000	3,579,200
USB Capital XII 6.30%	80,000	1,858,400
		11,939,417
Consumer Finance - 0.0%
SLM Corp. 4.07%	1,200	59,928
Diversified Financial Services - 0.9%
Bank of America Corp.:
Series D, 6.204%	20,000	413,000
Series H, 8.20%	56,015	1,394,213
Deutsche Bank Capital Funding Trust VIII 6.375%	20,000	465,800
General Electric Capital Corp. 6.05%	40,000	988,400
GMAC, Inc. 7.00% (f)	3,000	2,077,500
RBS Capital Funding Trust V Series E 5.90%	20,000	258,000
RBS Capital Funding Trust VII Series G 6.08%	40,400	522,776
		6,119,689
Insurance - 0.1%
MetLife, Inc. Series A, 4.39%	40,000	936,400
Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,835,960
CBL & Associates Properties, Inc. 7.375%	49,500	1,040,985
Hospitality Properties Trust:
Series B, 8.875%	125,000	3,153,750
Series C, 7.00%	100,000	2,148,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	$ 508,000
Public Storage Series M, 6.625%	50,000	1,183,500
Vornado Realty Trust Series E, 7.00%	40,000	926,800
		10,796,995
Thrifts & Mortgage Finance - 0.6%
Fannie Mae:
Series E, 5.10% (a)	27,562	41,343
Series H, 5.81% (a)	71,200	118,904
Series I, 5.375% (a)	5,000	8,100
Series L, 5.125% (a)	140,900	200,078
Series N, 5.50% (a)	92,650	138,049
Series O, 7.00% (a)	42,200	53,172
Series R, 7.65% (a)	40,000	38,000
Series T, 8.25% (a)	40,000	40,000
Freddie Mac:
Series F, 5.00% (a)	68,500	99,325
Series H, 5.10% (a)	10,300	16,171
Series K, 5.79% (a)	25,200	41,328
Series O, 5.81% (a)	19,500	31,395
Series R, 5.70% (a)	117,000	179,010
Series S, 0.00% (a)	10,000	14,400
Series U, 5.90% (a)	40,000	35,200
Series V, 5.57% (a)	566,000	492,420
Series W, 5.66% (a)	161,600	138,976
Santander Holdings USA, Inc. Series C 7.30%	80,000	2,060,000
		3,745,871
TOTAL FINANCIALS		47,504,850
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	821,700
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 6.375%	161,800	4,266,666
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - 4.5%
Electric Utilities - 3.8%
Alabama Power Co.:
4.60%	2,000	$ 150,000
5.20%	57,300	1,383,795
5.625%	80,000	1,885,000
6.45%	80,000	2,090,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	950,000
Duquesne Light Co. 6.50%	66,050	3,104,350
FPL Group Capital Trust I 5.875%	20,000	506,400
FPL Group Capital, Inc. Series E, 7.45%	60,000	1,594,800
Mid-American Energy Co. 4.40%	5,000	360,938
Pacific Gas & Electric Co.:
Series B, 5.50%	61,900	1,488,695
Series D 5.00%	69,200	1,467,732
PPL Electric Utilities Corp. 6.25%	190,000	4,696,572
Southern California Edison Co.:
6.125%	35,000	3,202,500
Series C:
4.24%	34,600	626,260
6.00%	20,000	1,817,500
Series D, 4.32%	15,000	281,250
		25,605,792
Independent Power Producers & Energy Traders - 0.1%
Heco Capital Trust III 6.50%	12,000	296,760
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,224,341
San Diego Gas & Electric Co. 1.70%	67,548	1,698,832
		3,923,173
TOTAL UTILITIES		29,825,725
TOTAL NONCONVERTIBLE PREFERRED STOCKS		86,225,741
TOTAL PREFERRED STOCKS (Cost $175,095,147)		123,768,545
Preferred Securities - 1.0%
	Principal Amount	Value
FINANCIALS - 1.0%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% 12/31/49 (f)(g)	$ 3,000,000	$ 2,336,274
SunTrust Preferred Capital I 5.853% 12/15/49 (g)	168,000	114,613
		2,450,887
Diversified Financial Services - 0.6%
JPMorgan Chase & Co. 7.9% (g)	4,000,000	4,322,785
TOTAL PREFERRED SECURITIES (Cost $6,756,168)		6,773,672
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.16% (h)	16,447,697	16,447,697
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(h)	11,415,465	11,415,465
TOTAL MONEY MARKET FUNDS (Cost $27,863,162)		27,863,162
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $698,676,905)		682,025,166
NET OTHER ASSETS - (1.5)%		(10,368,880)
NET ASSETS - 100%		$ 671,656,286
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,308,425 or 3.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,247
Fidelity Securities Lending Cash Central Fund	3,199
Total	$ 6,446
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,499,817	$ 49,094,293	$ 7,405,524	$ -
Consumer Staples	17,958,150	13,545,597	4,412,553	-
Energy	49,516,500	44,993,954	4,522,546	-
Financials	242,457,732	229,910,604	12,547,128	-
Health Care	34,412,451	31,458,502	2,953,949	-
Industrials	36,604,208	36,604,208	-	-
Information Technology	42,599,546	40,927,886	1,671,660	-
Materials	17,413,857	15,536,107	1,877,750	-
Telecommunication Services	15,426,911	15,375,156	51,755	-
Utilities	47,737,984	24,364,792	23,373,192	-
Corporate Bonds	86,761,176	-	86,758,676	2,500
Preferred Securities	6,773,672	-	6,773,672	-
Money Market Funds	27,863,162	27,863,162	-	-
Total Investments in Securities:	$ 682,025,166	$ 529,674,261	$ 152,348,405	$ 2,500
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	2,400
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ 2,400

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $721,496,983. Net unrealized depreciation aggregated $39,471,817, of which $66,942,947 related to appreciated investment securities and $106,414,764 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010